Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

8.  Income Taxes

Cayman Islands

Under the current tax laws of the Cayman Islands, the Group and its subsidiaries are not subject to tax on their income or capital gains. In addition, upon payment of dividends by the Group to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Country Style Cooking International Restaurant Chain Group Ltd. is subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations. The Group’s subsidiaries in Hong Kong did not have assessable profits that were derived in Hong Kong during the years ended December 31, 2011, 2012 and 2013 Therefore, no Hong Kong profit tax has been provided for in the years presented.

The PRC

The Group’s subsidiaries in the PRC are subject to Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the Enterprise Income Tax Law of the People’s Republic of China (“EIT Law”) approved by the National People’s Congress on March 16, 2007. The EIT Law went into effect as of January 1, 2008, which unified the tax rate generally applicable to both domestic and foreign-invested enterprises in the PRC. The Group’s subsidiaries in the PRC are generally subject to EIT at a statutory rate of 25%. However, Chongqing Xinghong Growing Rich Management Co., Ltd. (“Xinghong”) received approval from local Tax Authority to be classified as “Going West” project. This classification entitles Xinghong to enjoy a preferential EIT rate at 15% (the “Preferential Tax Treatment”) for the years from 2008 to 2010.

Nevertheless, in the second quarter of 2011, the PRC National Audit Office issued a letter stating that several restaurant companies, including Xinghong, should not have been granted preferential tax status in 2009. The Company recognized a one-time additional EIT of RMB17,769 ($2.8 million), which related to the change in the tax rate applicable Xinghong, from the preferential EIT rate of 15%, to the standard EIT rate of 25%, for each of the three years ended December 31, 2008, 2009 and 2010.

In February 2012, the State Tax Bureau in Chongqing issued a written notice to the Company which confirmed that Xinghong would be permitted to apply the Preferential Tax Treatment for each of the three years ended December 31, 2008, 2009 and 2010. The Company believes the determination by the tax authorities, which represents a reversal of an earlier decision taken, is analogous to a settlement of tax position in a tax examination which is a non-recognized subsequent event and has no impact on the 2011 financials. Accordingly, the Company reversed in 2012 the income tax liability of RMB11,362 ($1.8 million) previously accrued in 2011 in connection with the rate change for 2008 and 2010, as well as the additional EIT expense of RMB6,406 ($1.0 million) for 2009.

In June 1, 2012, Xinhong was further granted a preferential tax rate of 15% for the years from 2011 to 2020. The Company recognized a tax benefit of RMB7,693 ($1.2 million) in 2012, as a result of the change in the Preferential Tax Treatment for fiscal year 2011.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Based on the aforementioned tax law, the Company’s returns are subject to tax examination from 2008 to 2012.

The Group will recognize a tax benefit associated with an uncertain tax position when, in our judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority, based solely on the technical merits of the position. For a tax position that meets the more-likely-than-not recognition threshold, we will initially and subsequently measure the tax benefit as the largest amount that we judge to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group will classify interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

The Group did not have any unrecognized tax benefits and did not have any interests and penalties recognized on the liability for unrecognized tax benefits as of and for the year ended December 31, 2011, 2012 and 2013.  The Group does not anticipate that unrecognized tax benefits will significantly increase within the next twelve months.

According to the EIT Law and Implementation Regulations, dividends distributed from the PRC subsidiaries based on the profits generated from 2008 onwards to non-PRC tax resident shall generally be subject to the withholding income tax at 10% unless otherwise reduced under a double tax agreement or treaty.

The Group did not accrue deferred tax liabilities related to withholding tax for the retained earnings in its PRC subsidiaries for as of December 31, 2013, as the Group plans to indefinitely reinvest undistributed profits earned after December 31, 2008 from its PRC subsidiaries.

The current and deferred portions of income tax expense included in the consolidated statements of income and comprehensive income (loss) are as follows:

	Year Ended December 31,
	2011	2012	2013
	RMB
Income tax benefit (expense), current	(42,467)	8,078	(21,486)
Income tax benefit, deferred	10,172	5,961	10,176
Change in valuation allowance	(5,600)	(7,261)	(7,501)
Total	(37,895)	6,778	(18,811)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. The components of deferred income tax assets and liabilities at December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
	RMB
Deferred tax assets:
Net operating loss carry forward	13,667	20,057
Deferred rent	5,638	5,180
Accrued payroll and other expense	2,227	6,391
Property and equipment impairment	3,263	3,394
Others	264	213
Sub-total	25,059	35,235
Valuation allowance	(18,263)	(25,764)
Total deferred tax assets	6,796	9,471
Deferred tax assets are analyzed as:
Current	771	1,879
Non-current	6,025	7,592
Total deferred tax assets	6,796	9,471

As of December 31, 2013, the Group had tax loss carry forwards of RMB80,226 ($13.3 million) which will expire between 2014 and 2018 if not used.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry-forward periods provided for in the tax law. The Group has considered the possible sources of taxable income and historical operating results when assessing the realization of deferred tax assets:

At December 31, 2012 and 2013, the Group had a valuation allowance of RMB18,263 and RMB25,764 ($4.3million),respectively, against net deferred tax assets primarily due to net operating loss carry forwards and impairment on property and equitment where realization of the related deferred tax asset amounts was not likely, and, to a lesser degree, deferred rent and long-lived assets impairment.

The Group’s effective tax rates were 122.5%, -9.8% and 32.2% for the years ended December 31, 2011, 2012 and 2013, respectively. A reconciliation of the PRC statutory tax rate to the effective tax rate for the years ended December 31, 2011, 2012 and 2013 was as follows:

	2011	2012	2013

PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rate of Group entities operating in other jurisdictions or under different tax status	15.0%	7.1%	7.9%
Tax effect of non-deductible expenses, net	6.5%	1.0%	3.6%
Effect of tax holidays	—	(17.4)%	(18.7)%
Effect of change in valuation allowance	18.1%	11.3%	12.9%
One time tax levy	57.4%	(37.0)%	1.5%
Others	0.5%	0.2%	0.0%
Effective EIT rate	122.5%	(9.8)%	32.2%

The aggregate amount and per share effect of the tax holiday are as follows:

	2011	2012	2013
	RMB except per share amounts

The aggregate dollar effect	—	12,020	10,894
Per share effect — basic	—	0.12	0.10
Per share effect — diluted	—	0.11	0.10